Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of detailed information about shares authorized issued and fully paid

	31 December 2022 £m	31 December 2021 £m
Authorized, issued and fully paid:
229,309,701 (31 December 2021: 228,886,439 ) ordinary shares of 0.2 pence each	0.5	0.5

Summary of detailed information about shares in the company held by associates or subsidiaries

	31 December 2022		31 December 2021
	Nominal value £’000	Number	Nominal value £’000	Number
Own shares	1	272,400	1	349,500